Financial instruments: (Detail Textuals)	12 Months Ended
	Dec. 31, 2017 CAD ($) Customer	Dec. 31, 2016 CAD ($) Customer	Dec. 31, 2015 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value measurement, Discount rate	20.00%
Amount of Change in royalty obligation liability if If the discount rate used in calculating the fair value of the royalty obligation of 20% were to change by 1%	$ 95,000
Concentration of credit risk, Percentage Of Accounts Receivable	96.00%	46.00%
Number of customers owing greater than 10% of accounts receivable | Customer	3	3
Bad debt expenses	$ 0		$ 4,142
Other price risk
Disclosure of detailed information about financial instruments [line items]
Amount of Change in net income due to 5% appreciation or deterioration of the Canadian dollar against the U.S. dollar	3,800,000	1,200,000
AGGRASTAT
Disclosure of detailed information about financial instruments [line items]
Amount of Change in royalty obligation liability if the expected revenue from AGGRASTAT sales were to change by 10%	600,000
Level 3 | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Current portion of the license fee payable	$ 877,150
Current portion of the other long-term liability		$ 100,000